SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT REPORTING	NOTE 3: SEGMENT REPORTING
3.1 Reportable segments
As from April 1, 2021, ArcelorMittal implemented changes to its organizational structure whereby primary responsibility for captive mining operations whose output is mainly consumed by their respective steel segments has been transferred to such segments. The Mining segment retains primary responsibility for the operation of the seaborne oriented operations at AMMC and ArcelorMittal Liberia Limited, and continues to provide technical support to all mining operations within the Company. Accordingly, the Company modified the structure of its segment information in order to reflect changes in its approach to managing its operations and segment disclosures have been recast to reflect this new segmentation in conformity with IFRS. Only the seaborne-oriented operations of AMMC and ArcelorMittal Liberia Limited are reported within the Mining segment. The results of all other mines are henceforth accounted for within the steel segment that they primarily supply.
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM as of December 31, 2021 was the Executive Office - comprising the Executive Chairman, Mr. Lakshmi N. Mittal and the CEO, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in Canada, Mexico and the United States (on December 9, 2020, the Company divested ArcelorMittal USA see note 2.3.1). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products. The raw material supply of the NAFTA operations includes sourcing from iron ore captive mines in Mexico and iron ore and coal captive mines in the United States (until disposal of ArcelorMittal USA on December 9, 2020 as mentioned above) to supply the steel facilities.
•Brazil includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing. The raw material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil.
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements.
The raw material supply of Europe operations includes sourcing from iron ore captive mines in Bosnia & Herzegovina.
•ACIS produces a combination of flat, long and tubular products. Its steel facilities are located in South Africa, Ukraine and Kazakhstan. The raw material supply of the ACIS operations includes sourcing from iron ore captive mines in Kazakhstan and Ukraine and coal captive mines in Kazakhstan.
•The Mining segment comprises the mines owned by ArcelorMittal in Canada and Liberia. It provides the Company's steel operations with high quality and low-cost iron ore reserves and also sells mineral products to third parties.

The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	NAFTA	Brazil	Europe	ACIS	Mining	Others [1]	Elimination	Total
Year ended December 31, 2021
Sales to external customers	12,492	10,830	43,200	8,392	1,640	17	—	76,571
Intersegment sales [2]	38	2,026	134	1,462	2,405	17	(6,082)	—
Operating income (loss)	2,800	3,798	5,672	2,705	2,371	(228)	(142)	16,976
Depreciation and amortization	(325)	(228)	(1,252)	(450)	(228)	(40)	—	(2,523)
Impairment reversal	—	—	218	—	—	—	—	218
Capital expenditures	369	412	1,282	619	302	24	—	3,008
Year ended December 31, 2020
Sales to external customers	13,438	5,613	27,989	5,034	1,185	11	—	53,270
Intersegment sales [2]	230	723	82	703	1,600	13	(3,351)	—
Operating income (loss)	1,684	777	(1,439)	209	1,247	(268)	(100)	2,110
Depreciation and amortization	(537)	(228)	(1,418)	(492)	(243)	(42)	—	(2,960)
Impairment	660	—	(527)	—	—	—	—	133
Capital expenditures	527	217	1,040	476	140	39	—	2,439
Year ended December 31, 2019
Sales to external customers	18,590	6,980	37,487	6,506	981	71	—	70,615
Intersegment sales [2]	116	1,186	234	491	1,683	353	(4,063)	—
Operating income (loss)	(1,144)	853	(1,101)	31	1,026	(285)	(7)	(627)
Depreciation and amortization	(638)	(277)	(1,261)	(499)	(237)	(155)	—	(3,067)
Impairment	(1,300)	—	(525)	(102)	—	—	—	(1,927)
Capital expenditures	828	360	1,355	673	185	171	—	3,572
1.Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.
The reconciliation from operating income to net income (including non-controlling interests) is as follows:

	Year ended December 31,
	2021	2020	2019
Operating income/(loss)	16,976	2,110	(627)
Income from investments in associates and joint ventures	2,204	234	347
Financing costs - net	(1,155)	(1,256)	(1,652)
Income/(loss) before taxes	18,025	1,088	(1,932)
Income tax expense	2,460	1,666	459
Net income/(loss) (including non-controlling interests)	15,565	(578)	(2,391)
The Company does not regularly provide a measure of total assets and liabilities for each reportable segment to the CODM.
3.2 Geographical information
Geographical information, by country or region, is separately disclosed and represents ArcelorMittal’s most significant regional markets. Attributed assets are operational assets employed in each region and include items such as pension balances that are specific to a country. Unless otherwise stated in the table heading as a segment disclosure, these disclosures are specific to the country or region stated. They do not include goodwill, deferred tax assets, other investments or receivables and other non-current financial assets. Attributed liabilities are those arising within each region, excluding indebtedness.
Sales (by destination)

	Year ended December 31,
	2021	2020	2019
Americas
United States [1]	7,300	9,991	15,238
Brazil	8,204	4,396	5,094
Canada	4,282	2,537	3,004
Mexico	2,356	1,707	1,941
Argentina	1,440	679	814
Others	1,826	872	1,195
Total Americas	25,408	20,182	27,286
Europe
Germany	6,541	4,200	5,694
Poland	5,298	3,231	3,957
France	4,874	3,115	4,114
Spain	4,187	2,817	3,855
Italy[3]	5,426	3,195	4,317
Czech Republic	1,362	752	1,244
Turkey	1,508	1,075	1,499
United Kingdom	1,519	966	1,434
Belgium	1,847	1,274	1,617
Netherlands	1,623	878	1,142
Russia	1,583	804	876
Romania	443	335	720
Ukraine [2]	948	515	540
Others	5,025	3,148	4,359
Total Europe	42,184	26,305	35,368
Asia & Africa
South Africa	2,448	1,366	2,260
Morocco	689	492	583
Egypt	85	103	309
Rest of Africa	1,068	619	1,278
China	943	1,622	676
Kazakhstan	747	425	470
South Korea	608	331	380
India	142	142	95
Rest of Asia	2,249	1,683	1,910
Total Asia & Africa	8,979	6,783	7,961
Total	76,571	53,270	70,615
1.On December 9, 2020, the Company completed the sale of ArcelorMittal USA. Sales of divested operations were consolidated by ArcelorMittal until December 9, 2020, see note 2.3.1.
2.Ukraine is presented separately in 2021 and 2020, due to the increased contributions. In 2019 Ukraine was included in others. The comparative periods are revised to align with the current presentation.
3.Sales in Italy includes sales from Acciaerie d'Italia until April 14, 2021 (see note 2.3.1).
Revenues from external customers attributed to the country of domicile (Luxembourg) were 185, 114 and 151 for the years ended December 31, 2021, 2020 and 2019, respectively.
Non-current assets[1] per significant country:

	December 31,
	2021	2020
Americas
Canada	5,252	5,213
Brazil	3,306	3,330
United States [2]	117	116
Mexico	1,550	1,457
Argentina	342	249
Venezuela	31	17
Others	17	18
Total Americas	10,615	10,400
Europe
France	3,754	4,207
Germany	2,543	2,789
Belgium	2,616	2,712
Poland	2,312	2,546
Ukraine	2,299	2,154
Spain	2,153	2,058
Luxembourg	1,476	1,297
Bosnia and Herzegovina	168	189
Romania	24	56
Czech Republic	28	28
Others	186	206
Total Europe	17,559	18,242
Asia & Africa
Kazakhstan	1,449	1,401
South Africa	511	528
Liberia	160	132
Morocco	97	102
Others	178	137
Total Asia & Africa	2,395	2,300
Unallocated assets	25,004	23,137
Total	55,573	54,079
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
2.On December 9, 2020, the Company completed the sale of ArcelorMittal USA (see note 2.3.1).
3.3 Sales by type of products
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and specialty steel products sales, shipping and other services.

	Year ended December 31,
	2021	2020	2019
Flat products	41,895	31,584	43,633
Long products	18,118	11,117	13,706
Tubular products	2,233	1,343	2,044
Mining products	1,860	1,451	1,165
Others	12,465	7,775	10,067
Total	76,571	53,270	70,615
3.4 Disaggregated revenue
Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2021	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,127	10,225	38,302	7,148	—	—	67,802
Non-steel sales [1]	1	202	2,240	769	1,607	—	4,819
By-product sales [2]	132	111	943	171	—	—	1,357
Other sales [3]	232	292	1,715	304	33	17	2,593
Total	12,492	10,830	43,200	8,392	1,640	17	76,571

Year ended December 31, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	12,791	5,226	25,437	4,232	—	—	47,686
Non-steel sales [1]	141	108	620	452	1,154	—	2,475
By-product sales [2]	83	82	553	90	—	—	808
Other sales [3]	423	197	1,379	260	31	11	2,301
Total	13,438	5,613	27,989	5,034	1,185	11	53,270

Year ended December 31, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	17,669	6,467	33,759	5,789	—	—	63,684
Non-steel sales [1]	233	112	1,130	254	945	—	2,674
By-product sales [2]	114	93	816	135	—	—	1,158
Other sales [3]	574	308	1,782	328	36	71	3,099
Total	18,590	6,980	37,487	6,506	981	71	70,615
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.